Capital Management (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 54,638,314	$ 42,810,218	$ 96,612,862	$ 89,439,548
Weighted average number of ordinary shares used in calculating basic earnings per share	288,040,785	289,578,429	289,338,549	287,565,062
Adjustments for calculation of diluted earnings per share	7,832,325	11,543,051	7,648,593	13,463,085
Weighted average number of ordinary shares used in calculating diluted earnings per share	295,873,110	301,121,480	296,987,141	301,028,147
Basic earnings (loss) per share from discontinued operations	$ 0.19	$ 0.15	$ 0.33	$ 0.31
Diluted earnings (loss) per share	$ 0.18	$ 0.14	$ 0.33	$ 0.30